Quarterly Financial Data (Unaudited) (Restated) (Details) - Schedule of balance sheet (Parentheticals) - $ / shares	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Preference Shares [Member] | As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preference shares, par value (in Dollars per share)
Preference shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Preference Shares [Member] | As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preference shares, par value (in Dollars per share)
Preference shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Preference Shares [Member] | Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preference shares, par value (in Dollars per share)
Preference shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Ordinary Shares [Member] | As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued	4,398,372	4,387,754	4,324,988	4,157,169	4,160,153	4,154,419
Ordinary shares, shares outstanding	4,398,372	4,387,754	4,324,988	4,157,169	4,160,153	4,154,419
Ordinary Shares [Member] | As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued	3,201,758	3,201,758	3,201,758	3,201,758	4,160,153	3,201,758
Ordinary shares, shares outstanding	3,201,758	3,201,758	3,201,758	3,201,758	3,201,758	3,201,758
Ordinary Shares [Member] | Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)
Redemption Ordinary shares [Member] | As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares subject to possible redemption	217,866	228,484	10,315,581	10,532,581	10,529,597	10,535,331
Ordinary shares conversion value (in Dollars per share)	$ 10.73	$ 10.6	$ 10.51	$ 10.21	$ 10.16	$ 10.1
Redemption Ordinary shares [Member] | As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares subject to possible redemption	1,414,480	1,414,480	11,487,992	11,487,992	11,487,992	11,487,992
Ordinary shares conversion value (in Dollars per share)	$ 10.73	$ 10.6	$ 10.51	$ 10.21	$ 10.16	$ 10.1